Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases
Expense for leases under the low value exemption	€ 2,896	€ 197	€ 191
Expense for variable lease payments not included in measurement of lease liabilities	0	0	0
Depreciation and interest expense	18,622	12,406	10,909
Rent concessions on leases	0	0	0
Non-current lease liabilities	176,718	40,483	49,518
Current lease liabilities	32,085	9,282	8,155
Additions to cash outflows from current leases if all extension options are exercised	119,700
Rent cash deposits	5,186	1,431
Lease payments	10,057	7,924	4,059
Interest expenses on leases	€ 4,167	2,916	€ 2,417
Maximum
Leases
Property leases are exercisable before end of non-cancellable contract period	1 year
Other non-current assets
Leases
Rent cash deposits	€ 1,846	€ 1,431